Property, plant and equipment - Finance Leases (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [line items]
ADDITIONS	$ 406	$ 336
NET CARRYING AMOUNT	$ 1,947	1,902
Office leases
Disclosure of quantitative information about right-of-use assets [line items]
Finance lease term of contract	22 years
Satellites
Disclosure of quantitative information about right-of-use assets [line items]
Finance lease term of contract	15 years
Network infrastructure and equipment
Disclosure of quantitative information about right-of-use assets [line items]
ADDITIONS	$ 405	334
NET CARRYING AMOUNT	1,487	1,435
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
ADDITIONS	1	2
NET CARRYING AMOUNT	$ 460	$ 467